Other Income - Schedule of Other Income (Details) - USD ($)		12 Months Ended
		Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Schedule of Other Income [Line Items]
Bank interest income		$ 18,498	$ 2,002	$ 1,459
Government subsidies	[1]			5,513
Exchange gain			208	1,381
Other		30,688	50,953	33,238
Manpower support income – related parties	[2]		133,678	92,811
Total		49,186	186,841	134,402
Third Parties [Member]
Schedule of Other Income [Line Items]
Total		$ 49,186	$ 53,163	$ 41,591

[1]	The government subsidies were granted by the Employment Support Scheme (“ESS”), Food Licence Holders Subsidy Scheme (“FLHSS”) and Catering Business Subsidy Scheme (“CBSS”) under the Anti-epidemic fund from the Hong Kong Government to provide financial support to enterprises. Employers participating in ESS were required to undertake and warrant that they would: (i) not implement redundancies during the subsidy period; and (ii) spend all the wage subsidies on paying wages to their employees. Applicants participating in FLHSS and CBSS were required to hold a valid food business licence and the licensed food premises are in operation. There were no unfulfilled conditions nor other contingencies attached to the ESS, FLHSS and CBSS fundings.
[2]	The manpower support income were for secondment of staff to related companies, Vincent International Limited and Marvellous Tech Limited.